UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10543______

_______BlackRock Core Bond Trust______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Core Bond Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Core Bond Trust (BHK)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—125.2%
		Mortgage Pass-Through Securities—17.5%
		Federal Home Loan Mortgage Corp.,
	$ 1,875	3.01%, 4/19/07	$ 1,848,300
	465	3.875%, 11/10/08	465,441
	1,400	4.125%, 2/24/11	1,377,670
	1,125	4.50%, 12/16/10	1,121,265
	2,795	4.75%, 12/08/10	2,813,587
	96	5.00%, 5/01/34	95,681
	9,214	5.50%, 11/01/18 - 12/01/99	9,430,608
	330	5.978%, 5/01/32	336,100
	5,057	6.00%, 9/01/10 - 12/01/18	5,289,849
	53	7.00%, 9/01/31	56,256
		Federal National Mortgage Assoc.,
	2,005	1.40%, 2/15/05	2,004,198
	870	1.75%, 6/16/06	851,895
	6,180	2.35%, 4/29/06 - 4/05/07	6,052,199
	2,486	4.50%, 5/01/19 - 8/01/19	2,484,895
	1,280	4.75%, 2/21/13	1,273,715
	15,345	5.00%, 11/01/17 - 2/01/34	15,578,820
	10,222	5.50%, 1/01/18 - 12/01/99	10,417,259
	4,892	6.00%, 8/01/29 - 12/01/99	5,058,038
	691	7.00%, 1/01/31 - 7/01/32	731,028
	500	Government National Mortgage Assoc.,
		5.50%, 12/01/99	512,813
		Small Business Administration,
	1,000	Ser. P10B, Class 1, 4.754%, 8/10/14	1,006,605
	2,461	Ser. P10B, Class 1, 5.136%, 8/10/13	2,509,431

		Total Mortgage Pass-Through Securities	71,315,653

		Agency Multiple Class Mortgage Pass-Through Securities—1.8%
		Federal Home Loan Mortgage Corp.,
	1,657	Ser. 2825, Class VP, 6/15/15	1,718,012
	1,950	Ser. 2933, Class HD, 1/15/35	2,030,438
	2,000	Ser. 82, Class HJ, 9/25/32	2,045,560
	1,670	Federal National Mortgage Assoc., Ser. 3, Class AP, 2/25/35	1,743,584

		Total Agency Multiple Class Mortgage Pass-Through Securities	7,537,594

		Interest Only Asset-Backed Securities—1.5%
		Sterling Coofs Trust,
	40,810	Ser. 1, 2/25/05	3,570,876
	30,350	Ser. 2, 3/30/30	2,418,516

		Total Interest Only Asset-Backed Securities	5,989,392

		Interest Only Mortgage-Backed Securities—1.9%
		Federal Home Loan Mortgage Corp.,
	3,906	Ser. 2579, Class HI, 8/15/17	426,901
	8,817	Ser. 2611, Class QI, 9/15/32	1,636,105
		Federal National Mortgage Assoc.,
	13,266	Ser. 64, Class QI, 1/25/33	2,401,252
	36,697	Ser. 90, Class JH, 11/25/34	3,130,264

		Total Interest Only Mortgage-Backed Securities	7,594,522

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Commercial Mortgage-Backed Securities—6.0%
AAA	$ 2,190		Banc of America Commerce Mortgage, Inc., Ser. 1, Class A2, 6.503%, 4/15/36	$ 2,429,870
AAA	3,300		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	3,445,618
AAA	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,816,225
AAA	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	2,018,511
AAA	3,070		Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	3,290,571
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,965,269
AAA	1,954		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%,
			8/15/36	2,158,516
AAA	2,953		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	3,131,735
AAA	2,180		JP Morgan Chase Commercial Mortgage Securities Corp., Ser. CBX, Class A4, 4.529%, 1/12/37	2,187,194

			Total Commercial Mortgage-Backed Securities	24,443,509

			Collateralized Mortgage Obligations—1.3%
AAA	2,058		Banc of America Alternative Loan Trust, Ser. 11, Class 2, 12/25/34	2,091,834
AAA	3,310		Structured Asset Securities Corp., Class A2, 2/25/32	3,071,442

			Total Collateralized Mortgage Obligations	5,163,276

			U.S. Government and Agency Securities—38.3%
	1,670		Aid to Israel, 5.50%, 4/26/24 - 9/18/33	1,813,347
	1,050		Resolution Funding Corp., zero coupon, 7/15/18 - 10/15/18	553,481
			U.S. Treasury Bonds,
	709		3.875%, 4/15/29	974,928
	63,900	[2]	5.50%, 8/15/28	71,488,125
	3,860		6.00%, 2/15/26	4,547,562
	4,945	[2]	6.125%, 11/15/27	5,954,077
	8,960		6.75%, 8/15/26	11,508,045
	1,425		12.00%, 8/15/13	1,824,000
			U.S. Treasury Notes,
	8,399		2.00%, 1/15/14	8,693,947
	20,590		2.375%, 8/31/06	20,345,597
	11,860		2.50%, 5/31/06 - 9/30/06	11,764,916
	4,545		2.75%, 6/30/06	4,523,002
	4,195		3.00%, 12/31/06	4,175,325
	430		3.375%, 10/15/09	424,423
	7,595		3.625%, 1/15/10	7,568,873
	380		4.25%, 11/15/14	383,443

			Total U.S. Government and Agency Securities	156,543,091

			CORPORATE BONDS—54.5%
			Aerospace & Defense—2.0%
B-	3,000		BE Aerospace, Inc., Ser. B, 8.00%, 3/01/08	2,970,000
			Lockheed Martin Corp.,
BBB+	380		7.20%, 5/01/36	473,320
BBB+	1,175		8.50%, 12/01/29	1,645,505
			Northrop Grumman Corp.,
BBB	615		4.079%, 11/16/06	619,084
BBB	380		7.125%, 2/15/11	434,530
BBB	960		7.875%, 3/01/26	1,240,947
NR	690		Raytheon Co., 7.00%, 5/15/06	738,815

				8,122,201

			Automotive—2.3%
B-	240	[3]	Accuride Corp., 8.50%, 2/01/15	245,400
A3	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	751,515
CCC+	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,582,500
			General Motors Acceptance Corp.,
Baa1	1,160		zero coupon, 12/01/12	676,237
Baa1	4,129		6.875%, 9/15/11	4,141,428
BBB	1,170		General Motors Corp., 8.375%, 7/15/33	1,137,024
B3	110	[3]	Metaldyne Corp., 10.00%, 11/01/13	103,950
BB-	892		TRW Automotive, Inc., 9.375%, 2/15/13	1,003,500

				9,641,554

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—2.0%
B	$3,425		Caraustar Industries, Inc., 9.875%, 4/01/11	$ 3,750,375
B+	3,600		Lyondell Chemical Co., 9.50%, 12/15/08	3,879,000
B1	160	[3]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	160,000
B	275		Tembec Industries, Inc., 7.75%, 3/15/12 (Canada)	260,563

				8,049,938

			Building & Development—1.0%
B-	490	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	472,850
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,435,000

				3,907,850

			Conglomerates—3.0%
			General Electric Capital Corp.,
AAA	2,200		2.219%, 1/28/05	2,202,728
AAA	3,625		3.45%, 7/15/05	3,630,474
AAA	5,770	[2]	3.60%, 10/15/08	5,698,682
BB-	150	[3]	Stena AB, 7.00%, 12/01/16 (Sweden)	145,500
B-	475		Trimas Corp., 9.875%, 6/15/12	495,188

				12,172,572

			Consumer Products—2.3%
B3	90	[3]	ALH Finance Corp., 8.50%, 1/15/13	92,588
A-	465		CVS Corp., 4.875%, 9/15/14	467,785
A+	1,680		Diageo Capital PLC, 3.375%, 3/20/08 (United Kingdom)	1,655,556
B+	210		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	212,625
BBB+	1,010		General Mills, Inc., 5.125%, 2/15/07	1,036,886
A3	950		Kraft Foods, Inc., 4.00%, 10/01/08	948,051
BBB	650		Kroger Co., 6.80%, 4/01/11	729,570
B2	130	[3]	Leslies Poolmart, Inc., 7.75%, 2/01/13	132,275
B-	1,000		Pantry, Inc., 7.75%, 2/15/14	1,050,000
B-	465	[3]	Rite Aid Corp., 6.125%, 12/15/08	433,613
B+	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,226,000
B+	500		Stoneridge, Inc., 11.50%, 5/01/12	572,500

				9,557,449

			Containers & Packaging—0.7%
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,177,500
BB-	1,500		Owens-Brockway Glass Container, Inc., 8.75%, 11/15/12	1,672,500

				2,850,000

			Ecological Services & Equipment—0.7%
B+	2,825		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	2,966,250

			Energy—6.7%
BBB+	315		Anadarko Finance Co., Ser. B, 7.50%, 5/01/31 (Canada)	398,925
CCC+	775		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08 (Canada)	567,688
BB	1,250		Chesapeake Energy Corp., 9.00%, 8/15/12	1,409,375
BB	667		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	702,851
A-	1,800		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	2,009,826
A-	350		ConocoPhillips Holding Co., 6.95%, 4/15/29	428,323
BBB	1,915		Devon Energy Corp., 7.95%, 4/15/32	2,513,993
BBB	230		Devon Financing Corp. LLC, 7.875%, 9/30/31	298,207
BBB+	150		Dominion Resources, Inc., 5.70%, 9/17/12	159,648
B	1,950		Dresser, Inc., 9.375%, 4/15/11	2,115,750
B	885	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	980,138
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	926,500
B1	265		8.625%, 1/15/22	304,750
B-	2,250		El Paso Production Holding Co., 7.75%, 6/01/13	2,345,625
			EnCana Corp.,
A-	1,810		4.75%, 10/15/13 (Canada)	1,811,701
A-	350		6.50%, 8/15/34 (Canada)	395,910
BBB+	305		Exelon Corp., 6.75%, 5/01/11	341,341
BBB-	1,420		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,651,179
BBB+	360		Occidental Petroleum Corp., 7.20%, 4/01/28	439,566
AA	835		Ontario Electricity Financial Corp., 6.10%, 1/30/08 (Canada)	890,477

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(continued)
Baa1	$ 790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	$ 785,669
Baa1	1,650	[3]	Pemex Project Funding Master Trust, 9.375%, 12/02/08	1,914,000
Aa1	290	[3]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	295,609
A-	445		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	479,024
AA	1,050		Texaco Capital, Inc., 8.875%, 9/01/21	1,514,204
B2	990		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	1,023,412
A3	725		Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06	744,466

				27,448,157

			Entertainment & Leisure—0.6%
B+	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,075,000
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,175,000
B+	90	[3]	Wynn Las Vegas LLC, 6.625%, 12/01/14	88,650

				2,338,650

			Financial Institutions—18.2%
Aa3	1,625		American Express Bank, 2.584%, 2/21/05	1,624,919
BB	3,165		American Real Estate Partners LP, 8.125%, 6/01/12	3,362,813
AA+	455	[2]	Associates Corp. NA, 6.95%, 11/01/18	538,101
			Bank of America Corp.,
Aa2	765		3.25%, 8/15/08	749,233
Aa2	1,640		3.375%, 2/17/09	1,603,330
Aa2	105		4.375%, 12/01/10	105,182
Aa2	370		5.25%, 2/01/07	381,836
Aa3	1,225		7.40%, 1/15/11	1,419,273
			Bank One Corp.,
Aa2	325		3.70%, 1/15/08	324,009
Aa3	725		6.00%, 8/01/08	772,349
			BankBoston NA,
Aa2	1,400		6.375%, 3/25/08 - 4/15/08	1,504,351
			Berkshire Hathaway Finance Corp.,
AAA	1,200	[3]	3.40%, 7/02/07	1,195,236
AAA	2,440	[3]	4.125%, 1/15/10	2,437,096
AA+	600		CitiFinancial, 6.25%, 1/01/08	639,420
			Citigroup, Inc.,
AA+	3,595		3.625%, 2/09/09	3,550,709
AA+	1,960		4.25%, 7/29/09	1,976,778
AA	185		6.00%, 10/31/33	198,888
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,117,500
BB	200		Fairfax Financial Holdings, Ltd., 7.75%, 4/26/12 (Canada)	203,000
			HBOS Treasury Services PLC,
AA+	855	[3]	3.60%, 8/15/07 (United Kingdom)	850,041
AA+	825	[3]	3.75%, 9/30/08 (United Kingdom)	817,130
			HSBC Bank USA, Inc.,
AA-	775		5.875%, 11/01/34	812,812
AA-	855		6.75%, 5/15/11	959,909
			HSBC Finance Corp.,
A1	2,250		4.75%, 5/15/09	2,296,035
AA-	635		6.375%, 8/01/10	693,216
			JP Morgan Chase & Co.,
Aa3	1,600		5.25%, 5/30/07	1,653,536
Aa3	600		5.35%, 3/01/07	619,830
			Marsh & McLennan Cos., Inc.,
BBB	250		2.77%, 7/13/07	246,930
BBB	265		5.375%, 7/15/14	261,889
AA	1415	[3]	MetLife Global Funding I, 4.25%, 7/30/09	1,407,500
AA+	450	[3]	Monumental Global Funding II, 4.375%, 7/30/09	450,428
			National City Bank Cleveland Ohio,
Aa3	800		2.669%, 3/29/05	799,416
AA-	1,200		3.375%, 10/15/07	1,185,120
AA-	2,125	[3]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,107,660
AAA	850	[3]	New York Life Global Funding, 3.875%, 1/15/09	843,957
AA	1,500		Protective Life Secured Trust, 3.70%, 11/24/08	1,492,983

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(continued)
AA-	$1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	$ 1,080,740
AA	400	[3]	Rabobank Capital Fund II, zero coupon, 12/31/49	404,628
			Rainbow National Services LLC,
B+	200	[3]	8.75%, 9/01/12	225,500
B+	825	[3]	10.375%, 9/01/14	969,375
			SLM Corp.,
A+	4,220		3.625%, 3/17/08	4,177,251
A+	90		5.625%, 4/10/07	93,352
AA	875		State Street Bank & Trust Co., Ser. CD1, 2.41%, 3/07/05	874,563
NR	3,879		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,878,964
			SunTrust Bank, Inc.,
Aa3	1,635		3.625%, 10/15/07	1,627,087
Aa3	995		4.00%, 10/15/08	992,393
AA-	1,265		4.415%, 6/15/09	1,280,307
AAA	1,300	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	1,305,915
Aa2	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	376,789
			US Bank NA,
Aa1	1,380		2.87%, 2/01/07	1,355,988
Aa2	2,790		6.50%, 2/01/08	3,000,533
AAA	495	[3]	USAA Capital Corp., 4.00%, 12/10/07	498,930
			Wachovia Corp.,
Aa3	4,200		3.50%, 8/15/08	4,150,524
Aa3	975		3.625%, 2/17/09	961,847
			Wells Fargo & Co.,
Aa1	2,040		2.59%, 3/15/05	2,040,286
Aa1	300		2.609%, 3/28/05	299,754
Aa1	1,031		3.12%, 8/15/08	1,020,113
Aa1	1,185		4.00%, 8/15/08	1,191,683
Aa1	1,150		4.20%, 1/15/10	1,152,966
Aa1	200		7.80%, 6/15/05	203,280

				71,365,183

			Health Care—2.1%
A	410		Boston Scientific Corp., 5.45%, 6/15/14	428,134
B	455	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	476,613
NR	2,000		HealthSouth Corp., 7.625%, 6/01/12	2,010,000
B3	220		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	220,550
			Tenet Healthcare Corp.,
B	380		6.375%, 12/01/11	342,950
B	5		6.50%, 6/01/12	4,475
B	565	[3]	9.875%, 7/01/14	586,188
B	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,255,000
A	1,210		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,196,182
CCC+	160	[3]	Warner Chilcott Corp., 8.75%, 2/01/15	164,400
A-	85	[3]	WellPoint, Inc., 5.95%, 12/15/34	88,300
A	670		Wyeth, 6.50%, 2/01/34	738,702

				8,511,494

			Industrials—1.3%
B-	900		Cenveo Corp., 7.875%, 12/01/13	787,500
B-	535		ERICO Intl. Corp., 8.875%, 3/01/12	551,050
B-	670	[3]	Hexcel Corp., 6.75%, 2/01/15	673,350
B-	690	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	693,450
CCC+	450	[3]	Park Ohio Ind., Inc., 8.375%, 11/15/14	448,875
B	2,000		Terex Corp., 9.25%, 7/15/11	2,215,000

				5,369,225

			Media—4.5%
			AOL Time Warner, Inc.,
BBB+	80		6.125%, 4/15/06	82,403
BBB+	90		6.625%, 5/15/29	99,001
BBB+	3,040		7.57%, 2/01/24	3,627,906
BBB+	205		7.625%, 4/15/31	252,554
CCC+	750		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	776,250

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(continued)
CCC+	$3,250		Charter Communications Holdings LLC, 10.75%, 10/01/09	$ 2,754,375
			Comcast Corp.,
BBB	4,405		5.50%, 3/15/11	4,641,460
BBB	80		7.05%, 3/15/33	94,058
BBB-	245	[3]	COX Communications, Inc., 4.625%, 1/15/10	244,390
BBB	825		News America Holdings, Inc., 7.70%, 10/30/25	995,866
			News America, Inc.,
BBB	735	[3]	6.20%, 12/15/34	759,615
BBB	985		7.625%, 11/30/28	1,191,023
			TCI Communications, Inc.,
BBB	200		7.125%, 2/15/28	236,646
BBB	620		7.875%, 8/01/13 - 2/15/26	774,650
B3	350		Vertis, Inc., 10.875%, 6/15/09	376,250
A-	800		Viacom, Inc., 7.875%, 7/30/30	1,022,400
B-	415	[3]	WMG Holdings Corp., 6.905%, 3/15/05	419,150

				18,347,997

			Real Estate—2.2%
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	391,160
BBB+	775		8.25%, 7/15/08	877,285
			EOP Operating LP,
BBB+	325		4.75%, 3/15/14	315,715
BBB+	1,700		7.00%, 7/15/11	1,911,735
			ERP Operating LP,
BBB+	1,950		5.20%, 4/01/13	1,992,023
A-	825		6.95%, 3/02/11	921,987
			Rouse Co.,
BB+	895		3.625%, 3/15/09	839,805
BB+	1,650		5.375%, 11/26/13	1,581,590

				8,831,300

			Technology—0.0%
Ba3	100	[3]	MagnaChip Semiconductor SA, 5.76%, 3/15/05 (Luxembourg)	103,250

			Telecommunications—4.0%
A	650		British Telecommunications PLC, 8.875%, 12/15/30 (United Kingdom)	888,719
A-	25		Deutsche Telekom Intl. Finance BV, 8.75%, 6/15/05 (Netherlands)	33,825
			Intelsat Ltd.,
B+	320	[3]	8.25%, 1/15/13 (Bermuda)	330,400
B+	550	[3]	8.625%, 1/15/15 (Bermuda)	570,625
B	550		Lucent Technologies, Inc., 6.45%, 3/15/29	493,625
B+	1,750	[3]	Qwest Communications Intl., zero coupon, 2/15/14	1,776,250
BB	200	[3]	Qwest Corp., 7.875%, 9/01/11	214,000
BB+	155	[3]	Rogers Wireless Communications, Inc., 7.25%, 12/15/12 (Canada)	165,656
CCC	250		Rural Cellular Corp., 9.875%, 2/01/10	266,875
A+	875		SBC Communications, Inc., 6.45%, 6/15/34	948,456
BBB	1,065		Sprint Capital Corp., 6.875%, 11/15/28	1,191,171
A-	1,875	[3]	Telecom Italia Capital, 6.00%, 9/30/34 (Luxembourg)	1,893,656
A	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	845,778
A+	75		Verizon Global Funding Corp., 7.75%, 12/01/30	95,192
Aa3	125		Verizon Maryland, Inc., 5.125%, 6/15/33	113,838
			Verizon New Jersey, Inc.,
Aa3	230		7.85%, 11/15/29	288,427
Aa3	335		Ser. A, 5.875%, 1/17/12	357,793
Aa3	2,900		Verizon Virginia, Inc., 4.625%, 3/15/13	2,825,035
A	2,504		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	2,893,497

				16,192,818

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Transportation—0.9%
BBB	$1,450	Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	$ 1,596,522
B+	120	OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	126,300
B	1,635	Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,718,794
BB-	200 [3]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	194,000

			3,635,616

		Total Corporate Bonds	222,411,503

		Taxable Municipal Bonds—0.2%
A	650	California Dept. of Wtr. Res. Pwr. Sply., 3.975%, 5/01/05	651,281
AA	350	Ohana Military Cmntys. LLC, 6.193%, 4/01/49	391,419

		Total Taxable Municipal Bonds	1,042,700

		Foreign Government Bonds—2.2%
AA-	2,000	Quebec Province Canada, 5.00%, 7/17/09	2,080,060
		United Mexican States,
Baa1	4,000	6.625%, 3/03/15	4,338,000
Baa1	2,255	8.00%, 9/24/22	2,668,792

		Total Foreign Government Bonds	9,086,852

		Total investments before investment sold short and outstanding options written
		(cost $502,715,442)	511,128,093

		TBA COMMITMENTS —(1.0%)
		Mortgage Pass-Through Security—(1.0%)
	(4,200)	Federal National Mortgage Assoc., 6.00%	(4,336,500)

	Contracts/
	Notional
	Amount
	(000)

		Outstanding Options Written—(0.3%)
	(5,150)	0.25% over 3-month LIBOR, expires 4/06/05	(14,484)
	(28,700)	4.60% over 3-month LIBOR, expires 2/23/05	(76,055)
	(23,000)	5.67% over 3-month LIBOR, expires 1/04/10	(1,134,527)
	(39,000)	5.75% over 3-month LIBOR, expires 9/23/05	(26,910)
	(12,000)	6.05% over 3-month LIBOR, expires 2/23/05	(1)

		Total Outstanding Options Written (premium received $2,379,212)	(1,251,977)

		Total investments net of TBA commitments and outstanding options written—123.9%	505,539,616
		Liabilities in excess of other assets —(23.9)%	(97,424,967)

		Net Assets—100%	408,114,649

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch’s Ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 7.2% of its net assets, with a current market value of $29,460,878, in securities restricted as to resale.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA - To Be Announced

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Core Bond Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005